List of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
List of subsidiaries
Schedule of list of subsidiaries

	Ownership	Ownership
	Interest	Interest
	December 31,	December 31,
	2021	2020
Name	%	%
Topland Management Ltd	—	100
Flow Research S.L.	100	100
Nexters Studio LLC	100	—
Nexters Online LLC	100	—
NHW Ltd	100	—
Nexters Global Ltd	100	—
Synergame Investments Ltd	100	—
Game Positive LLC	70	—